UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-07169

Morgan Stanley International SmallCap Fund
(Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York		10020
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-762-4000

Date of fiscal year end:	May 31, 2006

Date of reporting period:	August 31, 2005

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley International SmallCap Fund

Portfolio of Investments August 31, 2005 (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (a) (97.0%)

	Australia (4.2%)
	Apparel/Footwear
551,386	Pacific Brands Ltd.	$1,152,842

	Hospital/Nursing Management
153,506	Ramsay Health Care Ltd.	1,058,639

	Packaged Software
1,338,278	INFOMEDIA Ltd.	531,354
933,222	MYOB Ltd.	784,577
		1,315,931

	Publishing: Newspapers
371,443	John Fairfax Holdings Ltd.	1,223,147

	Total Australia	4,750,559

	Austria (0.4%)
	Industrial Machinery
5,550	Andritz AG	530,045

	Belgium (2.2%)
	Electric Utilities
8,021	Elia System Operator S.A.*	313,315

	Food: Specialty/Candy
38,207	Omega Pharma S.A.	2,198,881

	Total Belgium	2,512,196

	Cayman Islands (0.5%)
	Semiconductors
2,044,000	Solomon Systech International Ltd.	614,064

	Denmark (3.5%)
	Beverages: Alcoholic
39,832	Carlsberg A/S (Series B)	2,314,116

	Food: Specialty/Candy
15,975	Danisco A/S	1,027,102

	Other Transportation
2,793	Kobenhavns Lufthavne A/S	681,385

	Total Denmark	4,022,603

	Finland (2.2%)
	Building Products
30,381	Uponor Oyj	653,197

	Electronic Components
68,700	Perlos Oyj	514,297

	Finance/Rental/Leasing
21,274	Ramirent Oyj	485,418

	Trucks/Construction/Farm Machinery
18,333	KCI Konecranes Oyj	854,399

	Total Finland	2,507,311

	France (6.0%)
	Aerospace & Defense
20,419	Zodiac S.A.	1,142,088

	Broadcasting
51,252	NRJ Group	1,150,826

	Computer Processing Hardware
655,027	Bull S.A.*	517,553

	Financial Publishing/Services
15,151	GL Trade S.A.	634,595

	Industrial Specialties
35,442	Saft Groupe S.A.*	1,334,335

	Office Equipment/Supplies
14,072	Neopost S.A.	1,303,175

	Other Consumer Specialties
19,953	L’Europeenne d’Extincteurs*	0

	Other Transportation
12,346	Autoroutes du Sud de la France	734,476

	Total France	6,817,048

	Germany (4.3%)
	Chemicals: Agricultural
22,543	K+S AG	1,419,805

	Internet Software/Services
2,901	SCS Standard Computersysteme*	0

	Medical Distributors
6,655	Celesio AG	582,841

	Miscellaneous Commercial Services
23,146	GfK AG	827,875
47,198	Techem AG*	2,056,259
		2,884,134

	Total Germany	4,886,780

	Hong Kong (0.6%)
	Specialty Telecommunications
341,560	Asia Satellite Telecommunications Holdings Ltd.	650,431

	Ireland (3.6%)
	Beverages: Alcoholic
227,144	C&C Group PLC	1,286,789

	Engineering & Construction
44,625	Kingspan Group PLC	557,290

	Food: Specialty/Candy
77,810	Kerry Group PLC (A Shares)	1,900,767

	Publishing: Newspapers
106,425	Independent News & Media PLC	320,220

	Total Ireland	4,065,066

	Italy (5.2%)
	Auto Parts: O.E.M.
79,647	Sogefi SpA	466,746

	Beverages: Alcoholic
188,146	Davide Campari-Milano SpA	1,543,004

	Construction Materials
96,811	Buzzi Unicem SpA	1,524,635

	Electronic Components
36,735	Saes Getters SpA	754,526

	Finance/Rental/Leasing
15,313	Banca Italease*	329,836

	Industrial Machinery
48,202	Interpump Group SpA	336,197

	Regional Banks
332,910	Cassa di Risparmio di Firenze SpA	968,001

	Total Italy	5,922,945

	Japan (27.0%)
	Beverages: Non-Alcoholic
29,300	ITO EN, Ltd.	1,487,394

	Commercial Printing/Forms
52,500	Asia Securities Printing Co., Ltd.	708,881
71,600	Toppan Forms Co., Ltd.	850,252
		1,559,133

	Construction Materials
934,000	Sumitomo Osaka Cement Co., Ltd.	2,643,116
185,000	Taiheyo Cement Corp.	626,340
		3,269,456

	Electrical Products
20,900	PATLITE Corp.	429,147

	Electronic Components
61,800	Yamaichi Electronics Co., Ltd.	841,601

	Electronic Production Equipment
74,500	Shinkawa, Ltd.	1,460,937

	Electronics/Appliances
16,050	Nihon Trim Co., Ltd.	919,817

	Finance/Rental/Leasing
432,000	APLUS Co., Ltd.*	2,640,480
79,000	Japan Securities Finance Co., Ltd.	615,143
97,700	Sanyo Electric Credit Co., Ltd.	2,115,856
		5,371,479

	Food: Specialty/Candy
120,200	Ariake Japan Co., Ltd.	3,076,613

	Household/Personal Care
6,000	Milbon Co. Ltd.	209,013

	Industrial Machinery
20,500	Union Tool Co.	622,825

	Industrial Specialties
25,400	Nitta Corp.	341,089
24,400	Taisei Lamick Co., Ltd.	668,896
		1,009,985

	Investment Banks/Brokers
42,000	H.S. Securities Co., Ltd.	858,789

	Medical Specialties
17,800	Nakanishi, Inc.	1,888,311

	Miscellaneous Manufacturing
136,000	Takuma Co., Ltd.	980,006

	Movies/Entertainment
77,000	Yomiuri Land Co., Ltd.	555,226

	Packaged Software
161	Zentek Technology Japan, Inc.*	503,180

	Property - Casualty Insurers
285,400	Nisshin Fire and Marine Insurance Co., Ltd.	1,058,804

	Railroads
119,000	Keisei Electric Railway Co., Ltd.	618,371

	Real Estate Development
85,000	Daibiru Corp.	624,592
398,000	TOC Co., Ltd.	1,613,701
		2,238,293

	Restaurants
35,500	Hurxley Corp.	692,323
37,700	Nippon Restaurant Systems, Inc.	1,096,975
		1,789,298

	Specialty Stores
15,800	Megane Top Co., Ltd.	139,002

	Total Japan	30,886,680

	Netherlands (1.9%)
	Agricultural Commodities/Milling
27,244	Nutreco Holding NV	1,215,980

	Food Retail
84,749	Laurus NV*	292,460

	Information Technology Services
2,400	Getronics NV	27,905

	Investment Banks/Brokers
9,363	Van Lanschot NV	612,298

	Total Netherlands	2,148,643

	New Zealand (4.1%)
	Casino/Gaming
272,353	Sky City Entertainment Group Ltd.	919,736

	Discount Stores
446,836	The Warehouse Group Ltd.	1,175,710

	Electronics/Appliances
282,524	Fisher & Paykel Appliances Holdings Ltd.	675,060

	Medical Specialties
796,462	Fisher & Paykel Healthcare Corp. Ltd.	1,950,598

	Total New Zealand	4,721,104

	Norway (3.9%)
	Electronic Components
52,889	Visma ASA	769,120

	Engineering & Construction
21,138	Veidekke ASA	569,443

	Financial Conglomerates
77,996	DnB NOR ASA	825,084

	Publishing: Newspapers
81,925	Schibsted ASA	2,279,719

	Total Norway	4,443,366

	Spain (1.0%)
	Pulp & Paper
30,927	Miquel y Costas & Miquel, S.A.	1,159,393

	Sweden (2.9%)
	Aerospace & Defense
72,341	Saab AB (B Shares)	1,225,917

	Metal Fabrications
62,034	Gunnebo AB	610,065

	Miscellaneous Commercial Services
28,885	Intrum Justitia AB*	261,638

	Tobacco
96,703	Swedish Match AB	1,231,141

	Total Sweden	3,328,761

	Switzerland (8.7%)
	Building Products
5,371	Schindler Holding AG	2,156,269
450	Zehnder Group AG (B Shares)	559,916
		2,716,185

	Containers/Packaging
10,875	SIG Holding AG (Registered)	2,738,900

	Industrial Specialties
2,560	SIA Abrasives Holding AG	651,454

	Miscellaneous Manufacturing
4,091	Kaba Holding AG (Registered B Shares)	1,134,482

	Pharmaceuticals: Major
5,084	Galenica Holding AG (Registered)*	966,373

	Publishing: Books/Magazines
2,576	Edipresse S.A. (Bearer Shares)	1,307,725

	Specialty Stores
2,257	Valora Holding AG*	420,789

	Total Switzerland	9,935,908

	United Kingdom (14.8%)
	Broadcasting
95,954	GCAP Media PLC	537,463

	Building Products
49,595	SIG PLC	601,853

	Casino/Gaming
126,253	William Hill PLC	1,343,197

	Commercial Printing/Forms
72,194	De La Rue PLC	472,390
132,597	DX Services PLC	841,762
		1,314,152

	Engineering & Construction
95,110	Keller Group PLC	653,945

	Finance/Rental/Leasing
219,152	Cattles PLC	1,151,527

	Food: Specialty/Candy
295,224	Devro PLC	651,697
87,881	RHM PLC*	505,738
		1,157,435

	Household/Personal Care
131,197	SSL International PLC	678,493

	Industrial Machinery
666,788	Fki PLC	1,275,128
131,218	Rotork PLC	1,296,204
104,572	Spirax-Sarco Engineering PLC	1,485,050
		4,056,382

	Other Transportation
569,245	Stagecoach Group PLC	1,108,455

	Property - Casualty Insurers
147,884	Catlin Group Ltd.	1,222,707

	Restaurants
212,065	Luminar PLC	1,948,261

	Trucking
230,367	Wincanton PLC	1,126,864

	Total United Kingdom	16,900,734

	Total Common Stocks (Cost $84,682,080)	110,803,637

	Preferred Stocks (a) (1.8%)
	Germany (1.8%)
	Apparel/Footwear
30,077	Hugo Boss AG	1,000,763

	Industrial Machinery
40,722	Sartorius AG	1,026,607

	Total Preferred Stocks (Cost $807,737)	2,027,370

PRINCIPAL
AMOUNT IN
THOUSANDS
	Short-Term Investment(0.6%)
	Repurchase Agreement
$722	Joint repurchase agreement account 3.59% due 09/01/05 (dated 08/31/05; proceeds $722,072) (b) (Cost 722,000)		722,000

	Total Investments (Cost $86,211,817) (c)	99.4%	113,553,007

	Other Assets in Excess of Liabilities	0.6	654,993

	Net Assets	100.0%	$114,208,000

*	Non-income producing security.
(a)

Securities with total market value equal to $112,831,007 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(b)	Collateralized by federal agency and U.S. Treasury obligations.
(c)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $30,363,459 and the aggregate gross unrealized depreciation is $3,022,269, resulting in net unrealized appreciation of $27,341,190.

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT AUGUST 31, 2005:

					UNREALIZED
CONTRACTS		IN		DELIVERY	APPRECIATION
TO DELIVER		EXCHANGE FOR		DATE	(DEPRECIATION)
EUR	114,932		$140,354	09/02/05	$(1,356)
	$6,961	JPY	775,783	09/02/05	47

		Net unrealized depreciation			$(1,309)

Currency Abbreviations:

EUR	Euro.
JPY	Japanese Yen.

Morgan Stanley International SmallCap Fund

Summary of Investments August 31, 2005 (unaudited)

		PERCENT OF
INDUSTRY	VALUE	NET ASSETS

Food: Specialty/Candy	$9,360,798	8.2%
Finance/Rental/Leasing	7,338,260	6.4
Industrial Machinery	6,572,056	5.8
Beverages: Alcoholic	5,143,909	4.5
Construction Materials	4,794,091	4.2
Building Products	3,971,235	3.5
Medical Specialties	3,838,909	3.4
Publishing: Newspapers	3,823,086	3.3
Restaurants	3,737,559	3.3
Miscellaneous Commercial Services	3,145,772	2.7
Industrial Specialties	2,995,774	2.6
Electronic Components	2,879,544	2.5
Commercial Printing/Forms	2,873,285	2.5
Containers/Packaging	2,738,900	2.4
Other Transportation	2,524,316	2.2
Aerospace & Defense	2,368,005	2.1
Property - Casualty Insurers	2,281,511	2.0
Casino/Gaming	2,262,933	2.0
Real Estate Development	2,238,293	2.0
Apparel/Footwear	2,153,605	1.9
Miscellaneous Manufacturing	2,114,488	1.9
Packaged Software	1,819,111	1.6
Engineering & Construction	1,780,678	1.6
Broadcasting	1,688,289	1.5
Electronics/Appliances	1,594,877	1.4
Beverages: Non-Alcoholic	1,487,394	1.3
Investment Banks/Brokers	1,471,087	1.3
Electronic Production Equipment	1,460,937	1.3
Chemicals: Agricultural	1,419,805	1.2
Publishing: Books/Magazines	1,307,725	1.1
Office Equipment/Supplies	1,303,175	1.1
Tobacco	1,231,141	1.1
Agricultural Commodities/Milling	1,215,980	1.1
Discount Stores	1,175,710	1.0
Pulp & Paper	1,159,393	1.0
Trucking	1,126,864	1.0
Hospital/Nursing Management	1,058,639	0.9
Regional Banks	968,001	0.8
Pharmaceuticals: Major	966,373	0.8
Household/Personal Care	887,506	0.8
Trucks/Construction/Farm Machinery	854,399	0.7
Financial Conglomerates	825,084	0.7
Repurchase Agreement	722,000	0.6
Specialty Telecommunications	650,431	0.6
Financial Publishing/Services	634,595	0.6

Railroads	618,371		0.5
Semiconductors	614,064		0.5
Metal Fabrications	610,065		0.5
Medical Distributors	582,841		0.5
Specialty Stores	559,791		0.5
Movies/Entertainment	555,226		0.5
Computer Processing Hardware	517,553		0.5
Auto Parts: O.E.M.	466,746		0.4
Electrical Products	429,147		0.4
Electric Utilities	313,315		0.3
Food Retail	292,460		0.3
Information Technology Services	27,905		0.0

	$113,553,007	*	99.4%

*	Does not include open forward foreign currency contracts with net unrealized depreciation of $1,309.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley International SmallCap Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
October 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
October 20, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
October 20, 2005